Capital Structure	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Capital Structure [Abstract]
CAPITAL STRUCTURE

8. CAPITAL STRUCTURE

The Company’s capital structure consists of preferred and common stock as described below:

Preferred Stock – The Company is authorized to issue 10,000,000 shares of $.001 par value preferred stock. The Company’s Board of Directors determines the rights and preferences of its preferred stock.

On January 31, 2007, the Company filed a Certificate of Designation with the Secretary of State of Delaware. Effective with this filing, 2,000,000 preferred shares became Series 1 Convertible Preferred Stock. Series 1 Convertible Preferred Stock ranks senior to Common Stock.

As a result of the Company entering into the Credit Agreement (see Note 7) each share of Series 1 Convertible Preferred Stock became convertible into 6.33 shares of the Company’s common stock. The holder of the Series 1 Convertible Preferred Stock has the option to convert the shares to Common Stock at any time. Upon conversion all accumulated and unpaid dividends will be paid as additional shares of Common Stock. The holders of Series 1 Convertible Preferred Stock have the same dividend rights as holders of Common Stock, as if the Series 1 Convertible Preferred Stock had been converted to Common Stock.

During the year ended December 31, 2014, 34,168 preferred shares were converted into 194,758 common shares. As of March 31, 2015 there were 342,219 shares of Series 1 Convertible Preferred Stock outstanding which are convertible into 2,166,246 shares of common stock.

Common Stock – The Company is authorized to issue 65,000,000 shares of $.0001 par value Common Stock. Each share of Common Stock entitles the holder to one vote at all stockholder meetings. Dividends on Common Stock are restricted per terms of the Credit Agreement. (See Note 7)

From May through October 2014, the Company received gross proceeds of $6,501,100 from the sale of 11,820,187 shares offered through three co-placement agents in a private placement offering at an offering price of $.55 per share under Rule 506 and/or Section 4(2) of the Securities Act of 1933 as amended. In connection therewith seven year warrants to purchase 1,773,027 common shares at an exercise price of $.055 per share were issued to placement agents.

In addition, pursuant to the terms of the private placement offering, George Rubin and Morry F. Rubin, officers, directors and founders of the Company, each completed the funding of their $500,000 loan to the Company and converted these loans into shares of the Company’s Common Stock at the same offering price per share as that paid by investors in the offering. An aggregate of 1,818,182 shares of the Company’s Common Stock were issued to the Rubins from the conversion of their notes totaling $1,000,000.

In connection with entering into the Credit Agreement, on March 6, 2015, FlexShopper raised approximately $8.6 million in net proceeds through direct sales of 17.0 million shares of FlexShopper common stock, to certain affiliates of the Lender and other accredited investors for a purchase price of $0.55 per share.

On March 26, 2015, the Board of Directors approved a resolution, subject to stockholder approval and a filing of an amendment to the Company’s Certificate of Incorporation with the Secretary of State of the State of Delaware to increase the number of authorized shares of Common Stock from 65 million shares to 100 million shares. Also, the board approved a 2015 Stock Option Plan identical to the existing 2007 Plan with 4,000,000 shares of its Common Stock that may be issued under the 2015 Plan. The 2015 Plan is subject to approval of an increase in the number of shares of authorized Common Stock described above and stockholder approval within 12 months.

6. CAPITAL STRUCTURE:

The Company’s capital structure consists of preferred and common stock as described below:

Preferred Stock – The Company is authorized to issue 10,000,000 shares of $.001 par value preferred stock. The Company’s Board of Directors determines the rights and preferences of its preferred stock.

On January 31, 2007, the Company filed a Certificate of Designation with the Secretary of State of Delaware. Effective with this filing, 2,000,000 preferred shares became Series 1 Convertible Preferred Stock. Series 1 Convertible Preferred Stock will rank senior to Common Stock.

Each share of Series 1 Convertible Preferred Stock was convertible into 5.1 shares of the Company’s Common Stock, subject to certain anti-dilution rights. As a result of the Common Stock offering described below and the sale of Common Stock to officers and/or directors, each share of Series 1 Preferred Stock is currently convertible into 5.8 shares of the Company’s Common Stock and has voting rights of 5.877 common shares. The holder of the Series 1 Convertible Preferred Stock has the option to convert the shares to Common Stock at any time. Upon conversion, all accumulated and unpaid dividends were to be paid as additional shares of Common Stock.

The dividend rate on Series 1 Convertible Preferred Stock was 8%. Dividends were paid between 2007 and 2009 annually on December 31st in the form of additional Series 1 Convertible Preferred Stock unless the Board of Directors approved a cash dividend. Dividends on Series 1 Convertible Preferred Stock ceased to accrue on the earlier of December 31, 2009, or on the date they were converted to Common Shares. Thereafter, the holders of Series 1 Convertible Preferred Stock have the same dividend rights as holders of Common Stock, as if the Series 1 Convertible Preferred Stock had been converted to Common Stock.

During the year ended December 31, 2014, 34,168 preferred shares were converted into 194,758 common shares. As of December 31, 2014 there were 342,219 shares of Series 1 Convertible Preferred Stock outstanding which are convertible into 1,984,870 shares of common stock. (See Note 13)

Common Stock – The Company is authorized to issue 65,000,000 shares of $.0001 par value Common Stock. Each share of Common Stock entitles the holder to one vote at all stockholder meetings. Dividends on Common Stock will be determined annually by the Company’s Board of Directors.

During the fourth quarter of 2013, the Company raised $1,000,000 from the sale of its restricted Common Stock at $.40 per share. An aggregate of 2,500,000 shares of Common Stock were sold under Rule 506 and/or Section 4(2) of the Securities Act of 1933 as amended. The Company also issued 14,493 shares to consultants for services rendered.

From May through October 2014, the Company received gross proceeds of $6,501,100 from the sale of 11,820,187 shares offered through three co-placement agents in a private placement offering at an offering price of $.55 per share under Rule 506 and/or Section 4(2) of the Securities Act of 1933 as amended. In connection therewith seven year warrants to purchase 1,773,027 common shares at an exercise price of $.055 per share were issued to placement agents.

In addition, pursuant to the terms of the private placement offering, George Rubin and Morry F. Rubin, officers, directors and founders of the Company, each completed the funding of their $500,000 loan to the Company and converted these loans into shares of the Company’s Common Stock at the same offering price per share as that paid by investors in the offering. An aggregate of 1,818,182 shares of the Company’s Common Stock were issued to the Rubins from the conversion of their notes totaling $1,000,000.